Property, plant and equipment (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance beginning	R$ 22,661,152
Balance end	22,411,815	R$ 22,661,152
Lease Network 1 [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	5,346,449	3,048,509
Additions by merger	1,478,836
Opening balance		2,143,142
Additions	980,056	1,087,005
Remeasurement	(491,236)	(122,757)
Depreciation	(928,467)	(809,450)
Balance end	R$ 4,677,149	R$ 5,346,449
Amortization percentage per year	12.21%	12.25%
Lease Network 1 [Member] | Value After Acquisition [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	R$ 3,637,960
Balance end		R$ 3,637,960
Lease Stores And Kiosks 1 [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	639,210	541,312
Additions by merger
Opening balance
Additions	368,426	243,162
Remeasurement	(37,346)	(14,715)
Depreciation	(136,899)	(130,549)
Balance end	R$ 833,391	R$ 639,210
Amortization percentage per year	11.72%	11.25%
Lease Land Network 1 [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	R$ 2,393,792	R$ 1,504,233
Additions by merger	1,177,264
Opening balance		786,307
Additions	374,473	560,755
Remeasurement	(338,165)	(83,210)
Depreciation	(458,747)	(374,293)
Balance end	R$ 2,351,707	R$ 2,393,792
Amortization percentage per year	12.54%	12.12%
Lease Land Network 1 [Member] | Value After Acquisition [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	R$ 1,596,882
Balance end		R$ 1,596,882
Leases Fiber [member]
IfrsStatementLineItems [Line Items]
Balance beginning	1,006,082	1,400,999
Additions by merger
Opening balance
Additions	282,486	88,551
Remeasurement		(4,764)
Depreciation	(492,203)	(478,704)
Balance end	R$ 796,365	R$ 1,006,082
Amortization percentage per year	8.33%	7.41%
Right Of Use In Lease 1 [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	R$ 9,385,533	R$ 6,495,053
Additions by merger	2,656,100
Opening balance		2,929,449
Additions	2,005,441	1,979,473
Remeasurement	(866,747)	(225,446)
Depreciation	(2,016,316)	(1,792,996)
Balance end	8,658,612	9,385,533
Right Of Use In Lease 1 [Member] | Value After Acquisition [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	R$ 6,880,134
Balance end		R$ 6,880,134